Land Use Right, Net (Tables)	6 Months Ended
Mar. 31, 2023
Land Use Right Net [Abstract]
Schedule of Land Use Right, Net
	2022	2023
	(unaudited)
Land use right	$6,875,756	$1,775,788
Accumulated amortization	(193,060)	(8,879)
Land use right, net	$6,682,696	$1,766,909